Nature of operations and going concern (Narrative) (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Nature Of Operations [Abstract]
Loss	$ 5,135,576	$ 2,813,835	$ 6,574,638
Accumulated deficit	36,603,439	$ 31,467,863	$ 28,654,028
Working capital deficiency	$ 10,843,592